General and administrative expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation expenses related to property, plant and equipment and short-term leases	€ 100	€ 60	€ 40